Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position
The following table presents the fair value (in millions) of our derivative instruments as of March 31, 2015 and December 31, 2014. The fair value amounts below are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements including cash collateral on deposit with, or received from, brokers. We offset the recognized fair value amounts for multiple derivative instruments executed with the same counterparty in our financial statements when a legal right of offset exists. As a result, the asset and liability amounts below will not agree with the amounts presented in our condensed consolidated balance sheets.

		Derivative Assets		Derivative Liabilities
	Balance Sheet Location	March 31, 2015	December 31, 2014	March 31, 2015	December 31, 2014
Commodity Futures Contracts	Prepayments and other current assets	$786	$1,201	$751	$1,025
Commodity OTC Swap Contracts	Receivables	2	—	—	—
Commodity OTC Swap Contracts	Accounts payable	—	—	—	1
Commodity Forward Contracts	Receivables	2	3	—	—
Commodity Forward Contracts	Accounts payable	—	—	1	1
Total Gross Mark-to-Market Derivatives		790	1,204	752	1,027
Less: Counterparty Netting and Cash Collateral (a)		(675)	(1,136)	(749)	(1,024)
Total Net Fair Value of Derivatives		$115	$68	$3	$3
________________

(a)
As of March 31, 2015, we had provided cash collateral amounts of $74 million related to our unrealized derivative positions. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.

The following table presents the fair value (in millions) of our derivative instruments as of December 31, 2014 and 2013. The fair value amounts below are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements including cash collateral on deposit with, or received from, brokers. We offset the recognized fair value amounts for multiple derivative instruments executed with the same counterparty in our financial statements when a legal right of offset exists. As a result, the asset and liability amounts below will not agree with the amounts presented in our consolidated balance sheets.

		Derivative Assets		Derivative Liabilities
	Balance Sheet Location	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Commodity Futures Contracts (a)	Prepayments and other current assets	$1,201	$140	$1,025	$158
Commodity OTC Swap Contracts	Accounts payable	—	—	1	—
Commodity Forward Contracts	Receivables	3	—	—	—
Commodity Forward Contracts	Accounts payable	—	—	1	1
Total Gross Mark-to-Market Derivatives		1,204	140	1,027	159
Less: Counterparty Netting and Cash Collateral (b)		(1,136)	(72)	(1,024)	(137)
Total Net Fair Value of Derivatives		$68	$68	$3	$22
________________

(a)
We had derivative assets totaling $1 million and $3 million at December 31, 2014 and 2013, respectively, related to corn futures used to manage our biofuel exposure. Additionally, we had derivative liabilities totaling $2 million and $1 million at December 31, 2014 and 2013, respectively, related to corn futures.

(b)
At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. As of December 31, 2013, we had provided cash collateral amounts of $65 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.

Schedule of Mark-toMarket Derivatives
Gains (losses) for our mark-to market derivatives for the three months ended March 31, 2015 and 2014 were as follows (in millions):

	Three Months Ended March 31,

	2015	2014
Commodity Futures Contracts	$43	$—
Commodity OTC Swap Contracts	—	(1)
Commodity Forward Contracts	2	1
Foreign Currency Forward Contracts	(2)	(2)
Total Gain (Loss) on Mark-to-Market Derivatives	$43	$(2)

The income statement location of gains (losses) for our mark-to market derivatives above were as follows (in millions):

	Three Months Ended March 31,

	2015	2014
Revenues	$4	$1
Cost of sales	41	(1)
Other expense, net	(2)	(2)
Total Gain (Loss) on Mark-to-Market Derivatives	$43	$(2)

Gains (losses) for our mark-to-market derivatives for the years ended December 31, 2014, 2013 and 2012, were as follows (in millions):

	2014	2013	2012
Commodity Futures Contracts	$479	$(143)	$(24)
Commodity OTC Swap Contracts	(6)	(5)	(11)
Commodity Forward Contracts	10	1	7
Commodity Options	(1)	—	—
Foreign Currency Forward Contracts	(5)	(5)	—
Total Gain (Loss) Mark-to-Market Derivatives	$477	$(152)	$(28)

The income statement location of gains (losses) for our mark-to market derivatives above were as follows (in millions):

	2014	2013	2012
Revenues	$26	$(11)	$13
Cost of sales	456	(112)	(47)
Other expense, net	(5)	(5)	—
Net earnings (loss) from discontinued operations	—	(24)	6
Total Gain (Loss) on Mark-to-Market Derivatives	$477	$(152)	$(28)

Schedule of Open Long (Short) Positions
The information below presents the net volume of outstanding commodity and other contracts by type of instrument, year of maturity and unit of measure as of March 31, 2015 (units in thousands):

	Contract Volumes by Year of Maturity
Mark-to-Market Derivative Instrument	2015	2016	2017	Unit of Measure
Crude oil, refined products and blending products:
Futures - short	(13,710)	—	—	Barrels
Futures - long	—	485	—	Barrels
OTC Swaps - long	2,000	—	—	Barrels
Forwards - long	131	—	—	Barrels
Carbon credits:
Futures - long	3,675	1,000	1,000	Tons
Corn:
Futures - short	(3,515)	—	—	Bushels

The information below presents the net volume of outstanding commodity and other contracts by type of instrument, year of maturity and unit of measure as of December 31, 2014 (units in thousands):

	Contract Volumes by Year of Maturity
Mark-to-Market Derivative Instrument	2015	2016	2017	Unit of Measure
Crude oil, refined products and blending products:
Futures - short	(8,207)	—	—	Barrels
OTC Swaps - long	2,750	—	—	Barrels
Forwards - short	(186)	—	—	Barrels
Carbon credits:
Futures - long	11,775	1,000	1,000	Tons
Renewable identification numbers:
Futures - short	(3,900)	—	—	Gallons
Corn:
Futures - short	(3,325)	—	—	Bushels